Taxes on Income (Details) - Schedule of taxes on income included in statements of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Current income tax expense benefit	$ 1,033	$ 587	$ 488
Deferred:
Income tax expense benefit	936	459	458
In Israel [Member]
Current:
Current income tax expense benefit	687	420	316
Deferred:
Income tax expense benefit	(18)	(59)	(2)
Outside Israel [Member]
Current:
Current income tax expense benefit	346	167	172
Deferred:
Income tax expense benefit	$ (79)	$ (69)	$ (28)